VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 12.3%
Rio Tinto Plc (ADR) †	172,623	$9,504,623
Brazil: 21.4%
Cia Siderurgica Nacional SA (ADR)	1,444,105	3,436,970
Gerdau SA (ADR)	804,660	3,637,063
Vale SA (ADR)	714,737	9,520,297
		16,594,330
Canada: 0.9%
Algoma Steel Group, Inc. (USD)	103,716	667,931
China: 0.4%
Huadi International Group Co. Ltd. (USD) *	13,027	318,771
Luxembourg: 4.8%
ArcelorMittal SA (USD) †	188,141	3,745,887
Netherlands: 9.7%
Tenaris SA (ADR)	154,183	3,984,089
Ternium SA (ADR) †	129,624	3,550,401
		7,534,490
South Korea: 4.7%
POSCO Holdings, Inc. (ADR) †	99,811	3,654,081
United States: 45.8%
ATI, Inc. *	121,381	3,229,948
Carpenter Technology Corp.	47,531	1,480,115
Cleveland-Cliffs, Inc. *	252,863	3,406,065
Commercial Metals Co.	98,675	3,500,989
Gibraltar Industries, Inc. *	31,121	1,273,783
	Number of Shares	Value
United States (continued)
Nucor Corp. †	49,479	$5,293,758
Olympic Steel, Inc.	10,950	249,769
Reliance Steel & Aluminum Co.	20,916	3,647,960
Ryerson Holding Corp.	36,462	938,532
Schnitzer Steel Industries, Inc.	26,811	763,041
Steel Dynamics, Inc.	54,670	3,878,837
SunCoke Energy, Inc.	82,056	476,745
TimkenSteel Corp. *	45,485	681,820
United States Steel Corp.	185,359	3,358,705
Warrior Met Coal, Inc.	50,827	1,445,520
Worthington Industries, Inc.	48,736	1,858,790
		35,484,377
Total Common Stocks (Cost: $114,007,455)		77,504,490

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1% (Cost: $3,946,464)
Money Market Fund: 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio	3,946,464	3,946,464
Total Investments: 105.1% (Cost: $117,953,919)		81,450,954
Liabilities in excess of other assets: (5.1)%		(3,956,787)
NET ASSETS: 100.0%		$77,494,167

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $16,760,826.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.1%	$3,984,089
Industrials	1.7	1,273,782
Materials	93.2	72,246,619
	100.0%	$77,504,490
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